Prepayments, Deposits, and Other Current Assets (Details) $ / shares in Units, ¥ in Millions			12 Months Ended
	Jan. 02, 2025 USD ($)	Dec. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 15, 2025 $ / shares
Prepayments, Deposits, and Other Current Assets (Details) [Line Items]
Principal amount paid			$ 6,820,000	¥ 48
Purchase price amount						$ 13,406,000
Received net proceeds			$ 0		$ 0	$ 14,098,000
Class A Ordinary Shares [Member]
Prepayments, Deposits, and Other Current Assets (Details) [Line Items]
Aggregate of shares (in Shares) | shares		25,000,000
Shares per value (in Dollars per share) | $ / shares		$ 0.00004
Price per share (in Dollars per share) | $ / shares		$ 0.125					$ 0.008
Purchase price amount		$ 3,125,000
Received net proceeds	$ 2,831,250